Quarterly Report
September 30, 2021
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 61.8%
Aerospace & Defense – 0.2%
L3Harris Technologies, Inc., 3.85%, 6/15/2023		$475,000	$500,463
Lockheed Martin Corp., 2.8%, 6/15/2050		594,000	587,267
			$1,087,730
Airlines – 0.1%
National Express Group PLC, 4.25%, 11/26/2069	GBP	300,000	$418,400
Asset-Backed & Securitized – 4.8%
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		$612,000	$628,996
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF3, “A5”, 2.575%, 8/15/2054 (i)(n)		1,200,000	1,235,662
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		600,000	600,188
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.583% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	214,567
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.684% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	143,089
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.033% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	426,900
Bank, 2021-BN35, “XA”, 1.159%, 6/15/2064 (i)		2,954,675	240,043
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.628%, 4/15/2053 (i)		995,510	101,648
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)		2,943,798	291,394
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.766%, 2/15/2054 (i)		6,708,663	815,631
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)		2,028,522	171,258
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)		5,583,389	374,939
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)		6,786,083	659,708
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.405%, 8/15/2054 (i)		5,315,320	522,288
BPCRE Holder LLC, FLR, 1.634% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)		706,000	705,563
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		257,105	260,438
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		228,672	229,681
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.383% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	900,002
BXMT Ltd., 2021-FL4, “B”, FLR, 1.633% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,796,972
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		261,358	267,235
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		208,064	210,884
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		237,641	232,954
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		1,033,946	1,024,126
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.892%, 4/15/2054 (i)		1,241,123	72,941
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063		1,021,000	1,047,053
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.088%, 6/15/2063 (i)		2,972,397	226,845
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		738,000	738,408
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.634% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)		701,500	701,718
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.833% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		865,000	865,000
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.083% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	367,000
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		357,000	361,913
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	676,365
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	846,968
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	199,937
MF1 CLO Ltd., 2021-FL6, “AS”, FLR, 1.534% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,049,997
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	720,983
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)		2,264,831	216,821
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.355%, 6/15/2054 (i)		4,892,674	425,310
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.734% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	999,997
PFP III Ltd., 2021-7, “AS”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		612,469	610,178
PFP III Ltd., 2021-7, “B”, FLR, 1.484% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		239,988	239,090
PFP III Ltd., 2021-8, “B”, FLR, 1.6% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		238,000	237,599
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.534% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		700,000	700,211
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.884% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	534,663
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.284% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	325,500
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.484% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	350,000
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		418,000	417,032

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)		$4,996,238	$594,225
			$25,579,920
Automotive – 0.9%
Daimler AG, 0.75%, 9/10/2030	EUR	225,000	$267,209
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$817,000	820,654
Ferrari N.V., 1.5%, 5/27/2025	EUR	560,000	674,143
General Motors Financial Co., Inc., 1.55%, 7/30/2027	GBP	460,000	609,293
Hyundai Capital America, 2%, 6/15/2028 (n)		$400,000	392,951
Hyundai Capital America, 6.375%, 4/08/2030 (n)		742,000	952,810
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070	EUR	500,000	621,507
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		550,000	698,393
			$5,036,960
Broadcasting – 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$664,000	$741,618
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	351,708
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	207,492
			$1,300,818
Brokerage & Asset Managers – 0.3%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$417,000	$401,495
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	310,000	357,196
Low Income Investment Fund, 3.386%, 7/01/2026		$150,000	158,071
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	426,236
			$1,342,998
Building – 0.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$347,000	$422,863
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	570,000	655,871
LafargeHolcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	470,000	616,505
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	497,303
			$2,192,542
Business Services – 0.7%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	325,000	$373,597
Euronet Worldwide, Inc., 1.375%, 5/22/2026		800,000	944,863
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	426,255
Nexi S.p.A., 2.125%, 4/30/2029	EUR	550,000	635,500
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		$813,000	882,475
Visa, Inc., 3.65%, 9/15/2047		596,000	686,133
			$3,948,823
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$344,503
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	299,629
Eutelsat S.A., 2.25%, 7/13/2027	EUR	600,000	724,843
Eutelsat S.A., 1.5%, 10/13/2028		300,000	353,420
Time Warner Cable, Inc., 4.5%, 9/15/2042		$388,000	424,604
			$2,146,999
Chemicals – 0.0%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$221,192

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.4%
Microsoft Corp., 2.525%, 6/01/2050		$523,000	$503,260
Microsoft Corp., 2.921%, 3/17/2052		455,000	470,378
Microsoft Corp., 2.675%, 6/01/2060		228,000	221,037
VeriSign, Inc., 4.75%, 7/15/2027		766,000	805,756
			$2,000,431
Computer Software - Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$947,000	$1,186,777
Conglomerates – 0.6%
Carrier Global Corp., 2.722%, 2/15/2030		$402,000	$415,893
Carrier Global Corp., 3.577%, 4/05/2050		822,000	873,329
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		919,000	948,868
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		746,000	858,572
			$3,096,662
Consumer Products – 0.3%
JAB Holdings B.V., 1%, 7/14/2031	EUR	500,000	$570,458
JAB Holdings B.V., 2.25%, 12/19/2039		300,000	359,960
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	457,629
			$1,388,047
Consumer Services – 0.1%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	330,000	$454,124
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	116,757
			$570,881
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030		$228,000	$252,618
Broadcom, Inc., 3.469%, 4/15/2034 (n)		377,000	388,211
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	173,747
Broadcom, Inc., 3.187%, 11/15/2036 (n)		12,000	11,982
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	500,000	623,146
			$1,449,704
Emerging Market Quasi-Sovereign – 1.5%
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	$893,852
Emirates Development Bank PJSC, 1.639%, 6/15/2026		970,000	973,637
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	636,312
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	643,256
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	693,543
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$398,000	415,607
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	760,000	879,378
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$830,000	847,637
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		470,000	478,573
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	588,019
Qatar Petroleum, 2.25%, 7/12/2031		664,000	657,626
Qatar Petroleum, 3.125%, 7/12/2041		436,000	435,791
			$8,143,231
Emerging Market Sovereign – 10.0%
Arab Republic of Egypt, 7.052%, 1/15/2032		$300,000	$290,508
Dominican Republic, 4.875%, 9/23/2032		750,000	765,007
Federative Republic of Brazil, 10%, 1/01/2023	BRL	20,400,000	3,777,613
Federative Republic of Brazil, 10%, 1/01/2025		4,410,000	804,159
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	3,294,000	3,802,027
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)		1,528,000	1,881,201
Kingdom of Morocco, 2.375%, 12/15/2027		$450,000	440,455
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,513,505

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	82,148,000	$1,945,674
People's Republic of China, 3.03%, 3/11/2026	CNY	21,670,000	3,398,113
People's Republic of China, 2.68%, 5/21/2030		74,380,000	11,234,089
People's Republic of China, 3.27%, 11/19/2030		46,330,000	7,359,431
People's Republic of China, 3.81%, 9/14/2050		15,580,000	2,558,349
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	741,277
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	221,618
Republic of Korea, 1.875%, 6/10/2029	KRW	5,613,190,000	4,630,383
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$750,000	913,132
Republic of Philippines, 1.2%, 4/28/2033	EUR	464,000	536,657
Republic of South Africa, 8.25%, 3/31/2032	ZAR	74,050,000	4,396,583
State of Qatar, 4%, 3/14/2029 (n)		$462,000	524,947
State of Qatar, 4.4%, 4/16/2050		200,000	243,748
United Mexican States, 2.659%, 5/24/2031		1,246,000	1,202,054
United Mexican States, 3.771%, 5/24/2061		534,000	473,503
			$53,654,033
Energy - Independent – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$325,000	$333,125
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,288,800
			$1,621,925
Energy - Integrated – 0.6%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	191,000	$201,027
Cenovus Energy, Inc., 2.65%, 1/15/2032		$522,000	512,132
Eni S.p.A., 0.375%, 6/14/2028	EUR	330,000	382,375
Eni S.p.A., 4.25%, 5/09/2029 (n)		$578,000	660,657
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	119,000	144,047
Galp Energia SGPS S.A., 2%, 1/15/2026		800,000	974,589
OMV AG, 0.75%, 6/16/2030		193,000	229,160
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		200,000	242,674
			$3,346,661
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$525,000	$502,693
Financial Institutions – 2.1%
Adler Group S.A., 2.75%, 11/13/2026	EUR	400,000	$396,156
Adler Group S.A., 2.25%, 4/27/2027		600,000	578,047
Adler Group S.A., 2.25%, 1/14/2029		500,000	470,584
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,173,000	1,245,992
Atrium European Real Estate Ltd., 3.625% to 11/04/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	425,000	465,281
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	282,873
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	287,175
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		335,000	334,141
Canary Wharf Group, 3.375%, 4/23/2028	GBP	551,000	755,324
CTP B.V., 2.125%, 10/01/2025	EUR	1,013,000	1,250,774
CTP B.V., 0.75%, 2/18/2027		200,000	232,287
CTP N.V., 1.25%, 6/21/2029		370,000	430,398
CTP N.V., 1.5%, 9/27/2031		680,000	778,612
Encore Capital Group, Inc., 4.25%, 6/01/2028	GBP	340,000	457,291
EXOR N.V., 0.875%, 1/19/2031	EUR	275,000	314,484
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	1,039,428
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	200,000	223,712
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2070		300,000	347,366
VGP Group LLC, 1.5%, 4/08/2029		600,000	686,753

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Vonovia SE, 1.5%, 6/14/2041	EUR	500,000	$571,129
Vonovia SE, 1.625%, 9/01/2051		300,000	324,034
			$11,471,841
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$240,458
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		513,000	694,776
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		400,000	420,500
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	412,144
Constellation Brands, Inc., 4.4%, 11/15/2025		481,000	538,650
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	829,822
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	470,340
JDE Peet's N.V., 0.5%, 1/16/2029	EUR	340,000	388,993
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$950,000	959,595
			$4,955,278
Gaming & Lodging – 0.3%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$450,000	$443,250
Las Vegas Sands Corp., 3.9%, 8/08/2029		550,000	560,623
Marriott International, Inc., 2.85%, 4/15/2031		499,000	505,378
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	304,913
			$1,814,164
Industrial – 0.3%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	$341,620
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	400,000	454,838
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$845,000	803,849
			$1,600,307
Insurance – 0.8%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	340,000	$390,361
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		300,000	395,551
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	444,449
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	695,282
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	300,000	363,760
Credit Agricole Assurances S.A., 1.5%, 10/06/2031		900,000	1,032,494
Swiss Life Finance I Ltd., 0.5%, 9/15/2031		462,000	527,129
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		386,000	469,495
			$4,318,521
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	$177,774
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$454,000	511,831
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		626,000	682,841
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		340,000	342,449
Progressive Corp., 4.125%, 4/15/2047		562,000	677,194
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	538,814
Willis North America, Inc., 3.875%, 9/15/2049		$621,000	687,800
			$3,618,703
International Market Quasi-Sovereign – 0.6%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	175,000	$175,433
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	717,777
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	609,726
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 6/01/2170	EUR	400,000	470,225

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	330,000	$387,424
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		300,000	349,033
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		306,000	355,529
			$3,065,147
International Market Sovereign – 12.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	3,316,000	$2,809,188
Commonwealth of Australia, 1.75%, 6/21/2051		2,095,000	1,312,932
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	2,789,338	3,989,320
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	217,800
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	1,642,836	1,880,830
Government of Japan, 1.7%, 3/20/2032	JPY	626,100,000	6,557,412
Government of Japan, 2.4%, 3/20/2037		22,200,000	263,115
Government of Japan, 2.3%, 3/20/2040		871,450,000	10,461,785
Government of Japan, 0.6%, 9/20/2050		253,450,000	2,240,480
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	1,773,000	1,970,162
Kingdom of Spain, 1.25%, 10/31/2030 (n)		5,029,000	6,312,830
Kingdom of Spain, 1.85%, 7/30/2035		4,168,000	5,534,687
Kingdom of Spain, 1.2%, 10/31/2040 (n)		390,000	463,919
Republic of Cyprus, 0%, 2/09/2026		2,902,000	3,376,309
Republic of Cyprus, 0.625%, 1/21/2030		1,196,000	1,417,975
Republic of Italy, 0.5%, 7/15/2028		2,132,000	2,475,035
Republic of Italy, 1.65%, 3/01/2032		546,000	678,350
Republic of Italy, 1.45%, 3/01/2036		3,151,000	3,753,473
Republic of Italy, 1.7%, 9/01/2051		4,296,000	4,854,333
United Kingdom Treasury, 1.625%, 10/22/2028	GBP	1,691,000	2,413,060
United Kingdom Treasury, 0.375%, 10/22/2030		1,418,000	1,812,539
United Kingdom Treasury, 1.75%, 1/22/2049		305,000	444,125
			$65,239,659
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$229,590
Local Authorities – 0.3%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$664,491
Province of British Columbia, 2.95%, 6/18/2050		300,000	249,143
Province of Ontario, 1.9%, 12/02/2051		1,128,000	732,861
			$1,646,495
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$619,231
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	260,000	303,053
			$922,284
Major Banks – 3.1%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$528,000	$512,569
Banco de Sabadell S.A., 2%, 1/17/2030	EUR	600,000	691,535
Banco de Sabadell S.A., 2.5%, 4/15/2031		300,000	352,982
Bank of America Corp., 3.5%, 4/19/2026		$1,079,000	1,178,188
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		279,000	302,391
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	350,000	404,024
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$917,000	933,754
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031	EUR	250,000	291,730
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		500,000	603,628
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	732,693
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		250,000	255,631
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		618,000	638,075
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032		615,000	608,923
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		535,000	546,710

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4.375%, 11/23/2026		$1,304,000	$1,453,405
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169		417,000	418,043
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	660,803
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		669,000	679,557
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		808,000	812,676
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		1,146,000	1,149,409
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		276,000	304,198
Natwest Group PLC, 1.043% to 9/14/2027, FLR (EUR Swap Rate - 5yr. + 1.27%) to 9/14/2032	EUR	170,000	196,145
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031		620,000	719,039
Nordea Bank Abp, 1.625% to 12/09/2027, FLR (GBP Government Yield - 5yr. + 1.3%) to 12/09/2032	GBP	230,000	303,279
Royal Bank of Canada, 2.55%, 7/16/2024		$384,000	402,872
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027	EUR	787,000	974,029
UniCredit S.p.A., 0.8% to 7/05/2028, FLR (EURIBOR - 3mo. + 0.9%) to 7/05/2029		225,000	263,237
			$16,389,525
Medical & Health Technology & Services – 0.9%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	$695,470
Becton Dickinson Euro Finance S.à r.l., 0.334%, 8/13/2028	EUR	131,000	150,127
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036		100,000	114,284
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041		190,000	211,136
HCA, Inc., 5.25%, 6/15/2026		$559,000	641,464
HCA, Inc., 5.125%, 6/15/2039		195,000	241,984
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		550,000	591,744
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		350,000	354,121
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	605,263
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	439,711
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		626,000	623,853
			$4,669,157
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$393,457
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		590,000	593,529
			$986,986
Midstream – 0.8%
Enterprise Products Operating LLC, 3.3%, 2/15/2053		$868,000	$846,511
Enterprise Products Partners LP, 3.125%, 7/31/2029		446,000	478,998
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		548,000	537,779
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,023,000	1,076,265
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	409,261
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		730,000	815,043
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	386,124
			$4,549,981
Mortgage-Backed – 4.9%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$3,594,018	$4,007,487
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		1,179,480	1,343,624
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		99,124	115,070
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		141,691	165,976
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		816,941	900,670
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,783,786	1,937,412
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 7/01/2050		274,909	288,124
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051		619,136	625,194
Freddie Mac, 4%, 7/01/2025		42,403	44,945
Freddie Mac, 1.481%, 3/25/2027 (i)		809,000	56,661
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,395,035
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,445,609
Freddie Mac, 3.9%, 4/25/2028		400,000	459,492
Freddie Mac, 1.914%, 4/25/2030 (i)		1,420,926	199,424

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.984%, 4/25/2030 (i)		$1,365,340	$199,297
Freddie Mac, 1.765%, 5/25/2030 (i)		1,747,943	229,801
Freddie Mac, 1.905%, 5/25/2030 (i)		3,920,368	553,802
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	172,959
Freddie Mac, 1.704%, 8/25/2030 (i)		1,436,842	185,500
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	87,180
Freddie Mac, 1.172%, 11/25/2030 (i)		1,823,916	163,622
Freddie Mac, 0.423%, 1/25/2031 (i)		6,730,163	180,862
Freddie Mac, 0.625%, 3/25/2031 (i)		8,191,344	358,861
Freddie Mac, 0.937%, 7/25/2031 (i)		1,499,257	127,107
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		24,410	28,312
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		345,674	392,533
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		654,153	730,973
Freddie Mac, 3.5%, 1/01/2047		386,292	412,956
Freddie Mac, UMBS, 3%, 6/01/2050		59,971	63,975
Ginnie Mae, 5%, 5/15/2040		56,944	65,498
Ginnie Mae, 3.5%, 6/20/2043		592,075	640,218
Ginnie Mae, 2.5%, 6/20/2051 - 8/20/2051		668,331	690,049
Ginnie Mae, 3%, 6/20/2051		98,148	102,692
Ginnie Mae, TBA, 2%, 10/21/2051		400,000	405,766
Ginnie Mae, TBA, 2.5%, 10/21/2051		300,000	309,691
Ginnie Mae, TBA, 3%, 10/21/2051		50,000	52,238
UMBS, TBA, 2.5%, 10/14/2051 - 11/10/2051		1,025,000	1,054,927
UMBS, TBA, 3%, 10/14/2051 - 11/10/2051		1,725,000	1,802,978
UMBS, TBA, 2%, 11/10/2051		1,500,000	1,501,348
			$26,497,868
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$695,000	$689,583
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	522,842
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		421,000	539,387
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	310,506
State of Florida, “A”, 2.154%, 7/01/2030		650,000	657,077
			$2,719,395
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$586,301
NiSource, Inc., 2.95%, 9/01/2029		$534,000	558,040
NiSource, Inc., 3.6%, 5/01/2030		429,000	470,302
			$1,614,643
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	725,000	$832,361
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$615,000	752,575
			$1,584,936
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053		$403,000	$398,857
Verizon Communications, Inc., 2.1%, 3/22/2028		291,000	295,391
Verizon Communications, Inc., 4%, 3/22/2050		349,000	396,633
			$1,090,881
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$365,000	$437,310
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$575,000	$386,981
Puma International Financing S.A., 5%, 1/24/2026		475,000	476,187
			$863,168

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.9%
Alpha Bank, 4.25%, 2/13/2030	EUR	700,000	$804,893
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027		790,000	900,263
Banque Fédérative du Crédit Mutuel, 0.625%, 11/03/2028		500,000	581,746
Belfius Bank SA, 1.25% to 4/6/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		500,000	577,148
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	400,000	558,150
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028		100,000	133,142
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	300,000	351,581
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	641,323
KBC Group N.V., 0.625%, 12/07/2031	EUR	600,000	690,695
Macquarie Group Ltd., 0.35%, 3/03/2028		350,000	401,054
Macquarie Group Ltd., 0.95%, 5/21/2031		820,000	948,698
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$554,000	560,925
Stichting AK Rabobank Certificaten, 19.437%, 3/29/2071	EUR	950,000	1,581,960
UBS AG, 5.125%, 5/15/2024		$866,000	946,226
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	475,000	706,776
			$10,384,580
Railroad & Shipping – 0.2%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	825,000	$979,740
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$364,725
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	232,189
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		490,000	494,970
			$1,091,884
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$466,000	$471,578
Sun Communities, Inc., 2.7%, 7/15/2031		296,000	299,103
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		681,000	672,135
			$1,442,816
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$681,154
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	437,000	511,034
Regency Centers Corp., 3.7%, 6/15/2030		$745,000	822,324
Spirit Realty, LP, 3.2%, 1/15/2027		268,000	285,663
STORE Capital Corp., REIT, 2.75%, 11/18/2030		786,000	789,643
			$3,089,818
Retailers – 0.4%
Home Depot, Inc., 3%, 4/01/2026		$525,000	$566,358
Home Depot, Inc., 4.875%, 2/15/2044		453,000	592,894
Kohl's Corp., 3.375%, 5/01/2031		539,000	554,674
MercadoLibre, Inc., 3.125%, 1/14/2031		683,000	659,102
			$2,373,028
Specialty Stores – 0.1%
Nordstrom, Inc., 4.25%, 8/01/2031		$438,000	$443,588
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$570,752
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$536,228
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	378,642
West African Development Bank, 4.7%, 10/22/2031		$900,000	988,254

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – continued
West African Development Bank, 2.75%, 1/22/2033	EUR	340,000	$420,620
			$2,323,744
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3.6%, 1/15/2028		$301,000	$327,707
Crown Castle International Corp., 1.35%, 7/15/2025		285,000	286,345
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	376,573
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	418,200
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	328,266
Vantage Towers AG, 0.75%, 3/31/2030	EUR	200,000	231,193
Vodafone Group PLC, 3.25% to 9/04/2026, FLR (CMT - 5yr. + 2.447%) to 9/04/2031, FLR (CMT - 5yr. + 2.697%) to 9/04/2046, FLR (CMT - 5yr. + 3.447%) to 6/04/2081		$1,223,000	1,241,345
			$3,209,629
Telephone Services – 0.3%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$230,869
Iliad S.A., 1.875%, 2/11/2028		300,000	329,960
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	787,036
			$1,347,865
Tobacco – 0.2%
British American Tobacco PLC, 3.75% to 9/27/2029, FLR (EUR Swap Rate - 5yr. + 3.952%) to 9/27/2034, FLR (EUR Swap Rate - 5yr. + 4.202%) to 9/27/2049, FLR (EUR Swap Rate - 5yr. + 4.952%) to 12/29/2149	EUR	410,000	$471,836
British American Tobacco PLC, 3% to 12/27/2026, FLR (EUR Swap Rate - 5yr. + 3.372%) to 12/27/2031, FLR (EUR Swap Rate - 5yr. + 3.622%) to 12/27/2046, FLR (EUR Swap Rate - 5yr. + 4.372%) to 9/27/2170		525,000	602,813
			$1,074,649
Transportation - Services – 0.5%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$1,059,000	$1,074,233
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		494,000	734,021
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	700,000	814,904
			$2,623,158
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$23,790	$25,769
Small Business Administration, 2.22%, 3/01/2033		641,059	659,114
			$684,883
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 2.25%, 8/15/2049 (f)		$369,300	$382,802
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		3,565,000	3,794,358
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		3,394,000	2,920,696
			$7,097,856
Utilities - Electric Power – 2.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$731,000	$791,490
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	375,000	441,182
Duke Energy Corp., 2.55%, 6/15/2031		$920,000	932,162
Enel Americas S.A., 4%, 10/25/2026		1,891,000	2,064,688
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	453,094
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	500,000	575,981
Enel Finance International N.V., 0.875%, 9/28/2034		680,000	778,568
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$343,000	425,899
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	425,000	514,714
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		525,000	600,532
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,283,917
Evergy, Inc., 2.9%, 9/15/2029		615,000	645,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	$427,000	$437,419
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	300,000	322,500
Pacific Gas & Electric Co., 4.95%, 7/01/2050	384,000	408,526
Southern California Edison Co., 3.65%, 2/01/2050	252,000	257,457
Virginia Electric & Power Co., 3.5%, 3/15/2027	1,005,000	1,109,194
Virginia Electric & Power Co., 2.875%, 7/15/2029	217,000	230,306
		$12,273,054
Total Bonds		$331,534,310
Common Stocks – 34.9%
Aerospace & Defense – 0.9%
Honeywell International, Inc. (f)	9,335	$1,981,634
L3Harris Technologies, Inc.	4,291	945,050
Lockheed Martin Corp. (f)	3,703	1,277,905
Northrop Grumman Corp.	2,352	847,073
		$5,051,662
Alcoholic Beverages – 0.8%
Diageo PLC	35,082	$1,690,358
Heineken N.V.	9,080	943,890
Kirin Holdings Co. Ltd.	15,900	295,327
Pernod Ricard S.A.	6,072	1,327,868
		$4,257,443
Apparel Manufacturers – 0.4%
Adidas AG	3,030	$954,773
Compagnie Financiere Richemont S.A.	13,787	1,421,625
		$2,376,398
Automotive – 0.8%
Aptiv PLC (a)	5,741	$855,237
Lear Corp.	4,831	755,955
LKQ Corp. (a)	23,716	1,193,389
Magna International, Inc.	14,718	1,107,626
Yutong Bus Co. Ltd., “A”	62,600	109,474
		$4,021,681
Biotechnology – 0.1%
Biogen, Inc. (a)	1,017	$287,801
Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	770	$645,768
Cboe Global Markets, Inc.	8,026	994,100
Charles Schwab Corp. (f)	27,914	2,033,256
IG Group Holdings PLC	14,354	154,911
NASDAQ, Inc.	4,003	772,659
		$4,600,694
Business Services – 1.6%
Accenture PLC, “A” (s)	5,190	$1,660,385
Amdocs Ltd.	11,083	839,094
CGI, Inc. (a)	13,155	1,117,438
Equifax, Inc.	2,679	678,912
Experian PLC	16,619	690,367
Fidelity National Information Services, Inc.	9,448	1,149,633
Fiserv, Inc. (a)(f)	9,691	1,051,473
Nomura Research Institute Ltd.	15,000	552,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	13,300	$965,103
		$8,705,223
Cable TV – 0.5%
Comcast Corp., “A” (f)	50,657	$2,833,246
Chemicals – 0.5%
3M Co. (f)	3,339	$585,727
Eastman Chemical Co.	4,040	406,990
PPG Industries, Inc.	12,090	1,728,991
		$2,721,708
Computer Software – 0.3%
Adobe Systems, Inc. (a)	373	$214,744
Microsoft Corp.	4,338	1,222,969
		$1,437,713
Computer Software - Systems – 1.6%
Amadeus IT Group S.A. (a)	16,349	$1,074,007
Asustek Computer, Inc.	13,000	151,055
Compal Electronics	172,000	145,045
Fujitsu Ltd.	9,400	1,707,139
Hitachi Ltd.	46,700	2,769,021
Hon Hai Precision Industry Co. Ltd.	173,000	646,531
Samsung Electronics Co. Ltd.	29,897	1,860,754
		$8,353,552
Construction – 0.5%
Masco Corp.	19,037	$1,057,505
Stanley Black & Decker, Inc.	4,875	854,636
Vulcan Materials Co.	5,998	1,014,622
		$2,926,763
Consumer Products – 1.1%
Colgate-Palmolive Co. (f)	32,803	$2,479,251
Kimberly-Clark Corp. (f)	13,243	1,753,903
Reckitt Benckiser Group PLC	19,194	1,502,302
		$5,735,456
Containers – 0.1%
Graphic Packaging Holding Co.	17,336	$330,077
Electrical Equipment – 1.4%
Johnson Controls International PLC	24,649	$1,678,104
Legrand S.A.	8,675	930,424
Schneider Electric SE	26,814	4,458,100
Yokogawa Electric Corp.	12,600	220,313
		$7,286,941
Electronics – 1.8%
Intel Corp.	35,333	$1,882,542
Kyocera Corp.	12,000	750,177
NXP Semiconductors N.V.	6,018	1,178,746
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,242	2,594,969
Texas Instruments, Inc. (f)	17,628	3,388,278
		$9,794,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.4%
ConocoPhillips	22,036	$1,493,380
Hess Corp.	9,579	748,215
		$2,241,595
Energy - Integrated – 0.4%
China Petroleum & Chemical Corp.	2,730,000	$1,343,609
Eni S.p.A.	62,080	826,549
LUKOIL PJSC, ADR	1,111	105,773
		$2,275,931
Food & Beverages – 1.5%
Archer Daniels Midland Co.	6,697	$401,887
Danone S.A.	21,894	1,494,374
General Mills, Inc. (f)	29,898	1,788,498
J.M. Smucker Co.	14,217	1,706,466
JBS S.A.	30,120	205,031
Nestle S.A.	20,083	2,416,365
		$8,012,621
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	14,647	$455,961
Tesco PLC	349,057	1,183,895
		$1,639,856
Gaming & Lodging – 0.0%
Tabcorp Holdings Ltd.	36,728	$129,997
General Merchandise – 0.1%
Bim Birlesik Magazalar A.S.	49,603	$356,419
Walmart de Mexico S.A.B. de C.V.	108,551	368,804
		$725,223
Health Maintenance Organizations – 0.3%
Cigna Corp.	8,116	$1,624,499
Insurance – 2.4%
Aon PLC (s)	10,271	$2,935,144
Chubb Ltd.	11,125	1,929,965
Equitable Holdings, Inc.	19,748	585,331
Everest Re Group Ltd.	1,211	303,694
Fairfax Financial Holdings Ltd.	614	247,864
Hartford Financial Services Group, Inc.	6,480	455,220
Manulife Financial Corp.	91,188	1,755,221
Marsh & McLennan Cos., Inc.	2,928	443,387
MetLife, Inc.	10,493	647,733
NN Group N.V.	1,960	102,288
Samsung Fire & Marine Insurance Co. Ltd.	3,613	712,906
Travelers Cos., Inc.	8,525	1,295,885
Willis Towers Watson PLC	6,622	1,539,350
		$12,953,988
Leisure & Toys – 0.1%
Brunswick Corp.	3,156	$300,672
DeNA Co. Ltd.	4,900	90,950
Polaris, Inc.	1,022	122,293
		$513,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.3%
Eaton Corp. PLC	23,621	$3,526,852
Ingersoll Rand, Inc. (a)	33,347	1,681,022
Kubota Corp.	54,600	1,164,793
PACCAR, Inc.	4,896	386,392
		$6,759,059
Major Banks – 3.4%
Bank of America Corp.	56,541	$2,400,165
BNP Paribas (l)	30,830	1,974,829
China Construction Bank Corp.	791,000	561,095
DBS Group Holdings Ltd.	79,700	1,769,811
Goldman Sachs Group, Inc. (f)	6,446	2,436,781
JPMorgan Chase & Co. (f)	19,302	3,159,544
Mitsubishi UFJ Financial Group, Inc.	215,800	1,259,936
NatWest Group PLC	566,587	1,719,272
UBS Group AG	196,454	3,139,331
		$18,420,764
Medical & Health Technology & Services – 0.2%
HCA Healthcare, Inc.	1,219	$295,875
McKesson Corp.	1,568	312,628
Quest Diagnostics, Inc.	3,325	483,156
		$1,091,659
Medical Equipment – 1.2%
Becton, Dickinson and Co.	5,174	$1,271,873
Boston Scientific Corp. (a)	28,069	1,217,914
Danaher Corp.	2,593	789,413
Medtronic PLC	15,709	1,969,123
Thermo Fisher Scientific, Inc.	1,658	947,265
		$6,195,588
Metals & Mining – 0.5%
ArcelorMittal S.A.	5,230	$157,809
Fortescue Metals Group Ltd.	36,945	389,605
POSCO	430	119,512
Rio Tinto PLC	31,982	2,111,648
		$2,778,574
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	49,912	$319,584
UGI Corp.	5,131	218,683
		$538,267
Natural Gas - Pipeline – 0.1%
Enterprise Products Partners LP	13,398	$289,933
Equitrans Midstream Corp.	14,697	149,027
Pembina Pipeline Corp.	9,533	302,187
		$741,147
Other Banks & Diversified Financials – 0.9%
KB Financial Group, Inc.	3,992	$185,620
KBC Group N.V.	11,895	1,067,878
Sberbank of Russia PJSC, ADR	30,515	566,976
SLM Corp.	18,179	319,950
Synchrony Financial	3,872	189,263
Tisco Financial Group PCL	145,400	394,280
Truist Financial Corp.	35,003	2,052,926
		$4,776,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.5%
Bayer AG	28,228	$1,539,608
Eli Lilly & Co. (f)	4,239	979,421
Johnson & Johnson (f)	35,192	5,683,508
Merck & Co., Inc. (f)	44,041	3,307,919
Novartis AG	10,119	830,165
Novo Nordisk A.S., “B”	11,328	1,089,585
Organon & Co.	9,150	300,038
Roche Holding AG	14,191	5,178,349
		$18,908,593
Printing & Publishing – 0.5%
RELX PLC	31,257	$902,568
Transcontinental, Inc., “A”	6,132	97,407
Wolters Kluwer N.V.	15,683	1,657,738
		$2,657,713
Railroad & Shipping – 0.5%
Canadian Pacific Railway Ltd.	19,691	$1,285,838
Union Pacific Corp.	5,715	1,120,197
		$2,406,035
Real Estate – 0.1%
Extra Space Storage, Inc., REIT	1,286	$216,035
National Storage Affiliates Trust, REIT	2,440	128,808
		$344,843
Restaurants – 0.1%
Yum China Holdings, Inc.	12,816	$744,738
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	9,134	$994,609
Axalta Coating Systems Ltd. (a)	21,950	640,720
		$1,635,329
Specialty Stores – 0.2%
Home Depot, Inc.	3,883	$1,274,634
Telecommunications - Wireless – 1.3%
KDDI Corp.	125,400	$4,144,158
Mobile TeleSystems PJSC, ADR	21,193	204,300
T-Mobile USA, Inc. (a)(f)	10,693	1,366,138
Turkcell Iletisim Hizmetleri A.S.	60,290	103,930
Vodafone Group PLC	884,844	1,338,450
		$7,156,976
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	26,651	$500,731
PT Telekom Indonesia	956,100	245,412
Quebecor, Inc., “B”	23,686	572,421
		$1,318,564
Tobacco – 0.7%
British American Tobacco PLC	27,735	$967,657
Imperial Tobacco Group PLC	27,232	568,314
Japan Tobacco, Inc.	54,800	1,075,966
Philip Morris International, Inc. (s)	13,983	1,325,449
		$3,937,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.9%
CLP Holdings Ltd.	56,000	$538,626
Duke Energy Corp.	12,024	1,173,422
E.ON SE	124,651	1,525,038
Energias do Brasil S.A.	39,735	133,964
Energisa S.A., IEU	11,300	91,114
ENGIE Energía Brasil S.A.	18,800	129,321
Exelon Corp.	16,143	780,352
Iberdrola S.A.	33,467	334,254
Terna Participacoes S.A., IEU	44,596	293,499
		$4,999,590
Total Common Stocks		$187,525,047
Preferred Stocks – 0.3%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	8,978	$525,505
Consumer Products – 0.2%
Henkel AG & Co. KGaA	11,187	$1,039,010
Total Preferred Stocks		$1,564,515
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	1,572	$182,981
Danaher Corp., 4.75%	101	204,829
Total Convertible Preferred Stocks		$387,810
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	16,149,757	$16,149,757
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.0%
S&P 500 Index – October 2021 @ $3,950	Put	Goldman Sachs International	$ 68,059,132	158	$142,358
Other – 0.2%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 39,000,000	$ 39,000,000	$1,022,608
Total Purchased Options					$1,164,966
Issuer	Shares/Par

Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	793,585	$793,585
Written Options (see table below) – (0.0)%		$(50,560)

Other Assets, Less Liabilities – (0.5)%		(2,445,308)
Net Assets – 100.0%		$536,624,122
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,149,757 and $522,970,233, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,775,964, representing 10.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.014% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$357,000	$361,913
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

Portfolio of Investments (unaudited) – continued
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(158)	$(68,059,132)	$3,750.00	October – 2021	$(50,560)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	23,702,000	USD	3,643,659	HSBC Bank	10/08/2021	$31,943
CNH	13,099,000	USD	2,018,398	JPMorgan Chase Bank N.A.	12/15/2021	2,006
CNH	16,856,000	USD	2,604,040	NatWest Markets PLC	10/08/2021	9,915
COP	1,321,303,000	USD	341,088	Goldman Sachs International	10/01/2021	5,911
COP	1,321,303,000	USD	342,931	Goldman Sachs International	12/10/2021	2,517
ILS	1,799,000	USD	549,307	Merrill Lynch International	10/08/2021	8,714
JPY	442,280,450	USD	3,971,000	JPMorgan Chase Bank N.A.	12/10/2021	4,966
KRW	1,413,618,610	USD	1,193,703	Barclays Bank PLC	10/06/2021	191
NOK	1,600,000	USD	179,810	Citibank N.A.	10/08/2021	3,215
NOK	64,372,574	USD	7,363,168	HSBC Bank	10/08/2021	430
RUB	43,746,000	USD	584,714	Goldman Sachs International	10/28/2021	13,788
TRY	274,000	USD	30,540	JPMorgan Chase Bank N.A.	10/08/2021	163
USD	2,419,473	AUD	3,245,771	Citibank N.A.	10/08/2021	72,914
USD	371,111	AUD	500,000	Deutsche Bank AG	10/08/2021	9,632
USD	1,728,102	AUD	2,354,000	Goldman Sachs International	10/08/2021	26,257
USD	3,035,463	AUD	4,071,411	HSBC Bank	10/08/2021	92,000
USD	12,046,900	AUD	16,603,428	JPMorgan Chase Bank N.A.	12/10/2021	40,037
USD	3,089,856	AUD	4,246,787	JPMorgan Chase Bank N.A.	12/15/2021	18,631
USD	1,189,577	BRL	6,300,000	BNP Paribas S.A.	10/04/2021	32,712
USD	5,879,227	BRL	31,436,818	Goldman Sachs International	10/04/2021	106,503
USD	3,446,788	BRL	18,868,409	Goldman Sachs International	12/02/2021	15,042
USD	757,392	CAD	959,003	Deutsche Bank AG	10/08/2021	256
USD	942,797	CAD	1,180,000	Goldman Sachs International	10/08/2021	11,184
USD	1,944,475	CAD	2,462,090	UBS AG	10/08/2021	648
USD	24,314,238	CHF	22,524,591	JPMorgan Chase Bank N.A.	12/10/2021	104,781
USD	114,831	CLP	90,258,000	JPMorgan Chase Bank N.A.	11/22/2021	4,017
USD	360,319	CZK	7,843,822	JPMorgan Chase Bank N.A.	12/10/2021	2,616
USD	787,721	DKK	4,986,301	JPMorgan Chase Bank N.A.	12/10/2021	10,074
USD	534,370	EUR	450,000	Citibank N.A.	10/08/2021	13,074
USD	5,390,521	EUR	4,575,709	Deutsche Bank AG	10/08/2021	89,864
USD	3,373,720	EUR	2,864,689	Goldman Sachs International	10/08/2021	55,168
USD	84,407,645	EUR	71,876,954	Goldman Sachs International	12/10/2021	1,039,071
USD	1,453,367	EUR	1,233,411	HSBC Bank	10/08/2021	24,543
USD	27,733,341	EUR	23,404,639	JPMorgan Chase Bank N.A.	10/08/2021	620,613

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	7,604,111	EUR	6,472,079	JPMorgan Chase Bank N.A.	12/10/2021	$97,281
USD	17,700,735	EUR	15,060,776	JPMorgan Chase Bank N.A.	12/15/2021	229,265
USD	1,477,596	EUR	1,259,203	Morgan Stanley Capital Services, Inc.	10/08/2021	18,893
USD	847,321	EUR	726,675	NatWest Markets PLC	10/08/2021	5,516
USD	10,364,766	EUR	8,774,660	State Street Bank Corp.	10/08/2021	199,902
USD	2,363,028	EUR	2,011,878	UBS AG	10/08/2021	32,402
USD	2,127,604	GBP	1,542,301	Citibank N.A.	10/08/2021	49,503
USD	4,424,329	GBP	3,226,972	Deutsche Bank AG	10/08/2021	76,295
USD	13,931,730	GBP	10,194,333	Goldman Sachs International	12/10/2021	195,068
USD	136,822	GBP	99,384	HSBC Bank	10/08/2021	2,911
USD	2,867,622	GBP	2,078,894	UBS AG	10/08/2021	66,512
USD	1,117,154	IDR	16,018,869,000	JPMorgan Chase Bank N.A.	11/22/2021	3,344
USD	412,468	ILS	1,321,342	JPMorgan Chase Bank N.A.	12/10/2021	2,366
USD	29,230,544	JPY	3,214,091,210	Citibank N.A.	10/08/2021	350,791
USD	726,424	JPY	79,846,973	Deutsche Bank AG	10/08/2021	8,971
USD	4,373,279	JPY	479,976,000	JPMorgan Chase Bank N.A.	10/08/2021	60,523
USD	30,187,959	JPY	3,317,958,604	JPMorgan Chase Bank N.A.	12/10/2021	360,529
USD	3,307,384	KRW	3,874,475,510	Barclays Bank PLC	10/06/2021	35,133
USD	1,709,696	KRW	1,999,489,000	Goldman Sachs International	10/06/2021	20,995
USD	3,312,001	KRW	3,902,332,070	Goldman Sachs International	10/25/2021	17,328
USD	782,527	MXN	15,905,487	Goldman Sachs International	12/10/2021	19,402
USD	287,504	NOK	2,500,000	Citibank N.A.	10/08/2021	1,529
USD	7,191,942	NOK	62,470,574	HSBC Bank	10/08/2021	45,914
USD	1,873,488	NZD	2,650,000	Citibank N.A.	10/08/2021	44,096
USD	8,504,060	NZD	12,105,251	Goldman Sachs International	12/10/2021	151,329
USD	2,876,145	NZD	4,094,518	JPMorgan Chase Bank N.A.	12/10/2021	50,891
USD	605,081	PLN	2,384,778	Goldman Sachs International	12/10/2021	5,615
USD	1,728,343	SEK	14,894,000	BNP Paribas S.A.	10/08/2021	26,979
USD	467,007	SEK	4,046,000	Citibank N.A.	10/08/2021	4,827
USD	479,410	SEK	4,154,000	Goldman Sachs International	10/08/2021	4,892
USD	592,000	SEK	5,174,800	Goldman Sachs International	12/10/2021	578
USD	1,174,779	SEK	10,122,942	JPMorgan Chase Bank N.A.	10/08/2021	18,420
USD	857,943	SEK	7,500,000	NatWest Markets PLC	10/08/2021	1,206
USD	561,206	SGD	758,722	JPMorgan Chase Bank N.A.	12/10/2021	2,498
USD	2,928,628	THB	97,094,000	JPMorgan Chase Bank N.A.	10/04/2021	58,996
USD	3,503,081	TWD	97,228,000	Barclays Bank PLC	11/22/2021	13,355
USD	3,859,430	ZAR	57,059,350	Deutsche Bank AG	10/08/2021	72,250
USD	828,585	ZAR	11,920,772	Goldman Sachs International	10/08/2021	37,372
						$4,867,073
Liability Derivatives
AUD	1,862,000	USD	1,388,722	Goldman Sachs International	10/08/2021	$(42,572)
AUD	4,246,787	USD	3,089,202	HSBC Bank	10/08/2021	(18,950)
AUD	1,956,000	USD	1,459,095	JPMorgan Chase Bank N.A.	10/08/2021	(44,987)
AUD	8,709,947	USD	6,305,000	JPMorgan Chase Bank N.A.	12/10/2021	(6,353)
AUD	2,233,575	USD	1,653,561	UBS AG	10/08/2021	(38,779)
BRL	6,300,000	USD	1,158,216	BNP Paribas S.A.	10/04/2021	(1,351)
BRL	31,436,818	USD	5,791,880	Goldman Sachs International	10/04/2021	(19,156)
CAD	7,135,480	USD	5,712,511	Deutsche Bank AG	10/08/2021	(79,030)
CAD	1,100,000	USD	884,114	Goldman Sachs International	10/08/2021	(15,660)
CAD	2,318,943	USD	1,860,143	Morgan Stanley Capital Services, Inc.	10/08/2021	(29,331)
CHF	1,782,000	USD	1,949,808	Citibank N.A.	10/08/2021	(37,504)
CLP	225,137,000	USD	286,088	Goldman Sachs International	11/22/2021	(9,678)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CZK	64,545,000	USD	2,976,101	Deutsche Bank AG	10/08/2021	$(26,059)
DKK	4,719,079	USD	752,739	Morgan Stanley Capital Services, Inc.	10/08/2021	(17,632)
EUR	600,000	USD	706,283	Barclays Bank PLC	10/08/2021	(11,223)
EUR	474,193	USD	562,252	Brown Brothers Harriman	10/08/2021	(12,931)
EUR	4,613,047	USD	5,447,289	Citibank N.A.	10/08/2021	(103,379)
EUR	858,946	USD	1,014,563	Credit Suisse Group	10/08/2021	(19,531)
EUR	8,821,275	USD	10,469,210	Deutsche Bank AG	10/08/2021	(250,345)
EUR	2,285,083	USD	2,670,851	Goldman Sachs International	10/08/2021	(23,733)
EUR	9,137,815	USD	10,803,345	HSBC Bank	10/08/2021	(217,791)
EUR	7,011,560	USD	8,226,562	JPMorgan Chase Bank N.A.	10/08/2021	(104,133)
EUR	831,696	USD	975,878	Merrill Lynch International	10/08/2021	(12,412)
EUR	8,774,660	USD	10,302,741	State Street Bank Corp.	10/08/2021	(137,877)
GBP	2,220,076	USD	3,052,246	Citibank N.A.	10/08/2021	(60,908)
GBP	1,081,509	USD	1,502,250	HSBC Bank	10/08/2021	(45,021)
GBP	3,567,279	USD	4,946,967	JPMorgan Chase Bank N.A.	10/08/2021	(140,402)
GBP	188,708	USD	258,974	Morgan Stanley Capital Services, Inc.	10/08/2021	(4,708)
GBP	2,205,750	USD	3,004,876	UBS AG	10/08/2021	(32,840)
HUF	351,206,000	USD	1,154,220	Deutsche Bank AG	10/08/2021	(22,425)
IDR	16,199,936,460	USD	1,129,782	JPMorgan Chase Bank N.A.	11/22/2021	(3,382)
JPY	3,348,241,554	USD	30,439,141	Citibank N.A.	10/08/2021	(353,999)
JPY	194,734,129	USD	1,766,214	Deutsche Bank AG	10/08/2021	(16,459)
JPY	3,214,091,210	USD	29,246,822	JPMorgan Chase Bank N.A.	12/15/2021	(350,075)
JPY	44,522,562	USD	405,447	UBS AG	10/08/2021	(5,397)
KRW	1,439,375,000	USD	1,242,715	Barclays Bank PLC	10/06/2021	(27,068)
KRW	3,020,970,900	USD	2,662,868	Goldman Sachs International	10/06/2021	(111,459)
MXN	34,785,808	USD	1,728,118	Citibank N.A.	10/08/2021	(44,024)
MXN	13,886,000	USD	691,101	Goldman Sachs International	10/08/2021	(18,835)
MXN	3,514,000	USD	174,862	JPMorgan Chase Bank N.A.	10/08/2021	(4,738)
NOK	186,166,179	USD	21,373,022	Goldman Sachs International	12/10/2021	(88,352)
NOK	62,470,574	USD	7,188,678	JPMorgan Chase Bank N.A.	12/15/2021	(46,668)
NZD	2,245,001	USD	1,577,820	Citibank N.A.	10/08/2021	(28,014)
NZD	1,257,000	USD	881,529	Deutsche Bank AG	10/08/2021	(13,776)
NZD	12,110,388	USD	8,415,000	Goldman Sachs International	12/10/2021	(58,724)
NZD	16,139,779	USD	11,215,000	JPMorgan Chase Bank N.A.	12/10/2021	(78,408)
PLN	1,619,000	USD	422,304	Deutsche Bank AG	10/08/2021	(15,241)
PLN	1,581,000	USD	412,280	Goldman Sachs International	10/08/2021	(14,771)
PLN	2,754,930	USD	718,327	Merrill Lynch International	10/08/2021	(25,659)
SEK	29,583,000	USD	3,409,655	Deutsche Bank AG	10/08/2021	(30,343)
SEK	155,679,813	USD	17,919,772	Goldman Sachs International	12/10/2021	(127,307)
SEK	7,777,609	USD	897,607	State Street Bank Corp.	10/08/2021	(9,158)
SGD	972,000	USD	718,227	Goldman Sachs International	10/08/2021	(2,369)
THB	97,094,000	USD	2,993,679	JPMorgan Chase Bank N.A.	10/04/2021	(124,047)
THB	32,869,000	USD	974,763	JPMorgan Chase Bank N.A.	11/18/2021	(3,601)
TWD	96,334,000	USD	3,461,205	Barclays Bank PLC	11/22/2021	(3,567)
USD	321,362	AUD	450,000	Deutsche Bank AG	10/08/2021	(3,969)
USD	825,606	AUD	1,150,000	UBS AG	10/08/2021	(5,797)
USD	838,566	CAD	1,070,000	Goldman Sachs International	10/08/2021	(6,202)
USD	1,161,450	CAD	1,482,000	JPMorgan Chase Bank N.A.	10/08/2021	(8,593)
USD	9,716,650	CAD	12,376,112	JPMorgan Chase Bank N.A.	12/10/2021	(54,087)
USD	539,017	CAD	688,000	Merrill Lynch International	10/08/2021	(4,161)
USD	3,758,861	CNH	24,459,000	Citibank N.A.	10/08/2021	(34,133)
USD	460,690	CNH	3,000,000	Goldman Sachs International	10/08/2021	(4,537)
USD	995,106	CNH	6,500,000	HSBC Bank	12/17/2021	(7,301)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	2,029,280	CNH	13,099,000	JPMorgan Chase Bank N.A.	10/08/2021	$(2,056)
USD	1,703,436	CNH	11,067,000	JPMorgan Chase Bank N.A.	12/13/2021	(3,824)
USD	20,697,722	CNY	135,207,871	Barclays Bank PLC	12/10/2021	(128,894)
USD	344,442	COP	1,321,303,000	Goldman Sachs International	10/01/2021	(2,557)
USD	297,692	COP	1,149,784,960	JPMorgan Chase Bank N.A.	12/10/2021	(2,913)
USD	404,116	GBP	300,000	UBS AG	10/08/2021	(105)
USD	1,193,018	KRW	1,413,618,610	Barclays Bank PLC	11/05/2021	(245)
USD	849,415	KRW	1,010,192,000	Citibank N.A.	12/13/2021	(2,889)
USD	1,670,403	NOK	14,657,000	Goldman Sachs International	10/08/2021	(6,216)
USD	503,008	RUB	37,544,092	JPMorgan Chase Bank N.A.	12/10/2021	(6,673)
USD	1,712,157	SEK	15,076,000	Credit Suisse Group	10/08/2021	(9,997)
						$(3,487,291)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	45	$8,030,805	October – 2021	$240,142
DAX Index	Short	EUR	5	2,213,607	December – 2021	58,820
FTSE 100 Index	Long	GBP	106	10,102,685	December – 2021	46,478
FTSE Taiwan Index	Short	USD	23	1,360,680	October – 2021	141
FTSE/JSE Top 40 Index	Short	ZAR	177	6,838,574	December – 2021	571
Hang Seng Index	Long	HKD	4	630,060	October – 2021	6,927
IBEX 35 Index	Long	EUR	104	10,620,975	October – 2021	22,790
KOSPI 200 Index	Short	KRW	138	11,699,113	December – 2021	508,467
Mexbol Index	Long	MXN	549	13,698,736	December – 2021	18,436
MSCI Singapore Index	Short	SGD	339	8,825,784	October – 2021	9,338
NIFTY Index	Short	USD	355	12,497,420	October – 2021	252,673
Russell 2000 Index	Short	USD	82	9,023,280	December – 2021	89,396
S&P 500 E-Mini Index	Short	USD	73	15,686,788	December – 2021	551,043
S&P/ASX 200 Index	Short	AUD	166	21,880,761	December – 2021	231,189
S&P/TSX 60 Index	Short	CAD	41	7,743,581	December – 2021	96,438
Topix Index	Long	JPY	48	8,757,267	December – 2021	9,522
						$2,142,371
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	49	$5,537,936	December – 2021	$131,873
Canadian Treasury Bond 5 yr	Short	CAD	16	1,573,725	December – 2021	17,887
Euro-Bund 10 yr	Short	EUR	333	65,504,757	December – 2021	918,016
Euro-Buxl 30 yr	Short	EUR	19	4,475,239	December – 2021	141,877
Japan Government Bond 10 yr	Short	JPY	14	19,041,107	December – 2021	10,234
U.S. Treasury Bond	Short	USD	27	4,298,906	December – 2021	91,479
U.S. Treasury Note 10 yr	Short	USD	248	32,639,125	December – 2021	437,982
U.S. Treasury Note 5 yr	Short	USD	192	23,566,500	December – 2021	149,322
U.S. Treasury Ultra Note 10 yr	Short	USD	86	12,491,500	December – 2021	228,422
						$2,127,092
						$4,269,463

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,173	$3,708,614	October – 2021	$(243,767)
CAC 40 Index	Long	EUR	73	5,511,591	October – 2021	(61,704)
FTSE MIB Index	Long	EUR	136	19,985,752	December – 2021	(170,270)
IBOV Index	Long	BRL	331	6,732,932	October – 2021	(461,109)
OMX 30 Index	Long	SEK	376	9,677,671	October – 2021	(338,377)
						$(1,275,227)
Interest Rate Futures
Australian Note 10 yr	Long	AUD	145	$14,830,246	December – 2021	$(274,976)
Euro-Bobl 5 yr	Long	EUR	150	23,444,423	December – 2021	(116,256)
Long Gilt 10 yr	Long	GBP	213	35,917,580	December – 2021	(1,100,497)
U.S. Treasury Note 2 yr	Long	USD	114	25,086,234	December – 2021	(13,186)
U.S. Treasury Ultra Bond	Long	USD	11	2,101,687	December – 2021	(69,590)
						$(1,574,505)
						$(2,849,732)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/17/31	USD	14,500,000	centrally cleared	0.12% FLR (3-Month LIBOR)/Quarterly	1.21%/Semi-annually	$428,171	$13,324	$414,847
Liability Derivatives
Interest Rate Swaps
9/20/23	USD	69,300,000	centrally cleared	0.29%/Semi-annually	0.10% FLR (3-Month LIBOR)/Quarterly	$(92,749)	$(10,674)	$(82,075)
9/16/26	USD	60,500,000	centrally cleared	0.79%/Semi-annually	0.12% FLR (3-Month LIBOR)/Quarterly	(776,481)	(26,878)	(749,603)
11/06/49	USD	13,102,083	centrally cleared	0.12% FLR (3-Month LIBOR)/Quarterly	1.89%/Semi-annually	(293,318)	—	(293,318)
						$(1,162,548)	$(37,552)	$(1,124,996)
At September 30, 2021, the fund had cash collateral of $1,751,350 and other liquid securities with an aggregate value of $33,916,127 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$102,281,829	$—	$—	$102,281,829
Japan	—	14,995,701	—	14,995,701
Switzerland	—	12,985,835	—	12,985,835
United Kingdom	—	12,829,742	—	12,829,742
France	—	10,343,404	—	10,343,404
Canada	6,486,002	—	—	6,486,002
Germany	1,039,010	4,019,419	—	5,058,429
Netherlands	—	3,698,525	—	3,698,525
Taiwan	2,594,969	942,631	—	3,537,600
Other Countries	3,131,851	14,270,812	—	17,402,663
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,805,347	—	8,805,347
Non - U.S. Sovereign Debt	—	132,425,814	—	132,425,814
Municipal Bonds	—	2,719,395	—	2,719,395
U.S. Corporate Bonds	—	56,273,544	—	56,273,544
Residential Mortgage-Backed Securities	—	26,497,868	—	26,497,868
Commercial Mortgage-Backed Securities	—	16,103,174	—	16,103,174
Asset-Backed Securities (including CDOs)	—	9,476,746	—	9,476,746
Foreign Bonds	—	80,255,030	—	80,255,030
Mutual Funds	16,943,342	—	—	16,943,342
Total	$132,477,003	$406,642,987	$—	$539,119,990
Other Financial Instruments
Futures Contracts – Assets	$3,135,219	$1,134,244	$—	$4,269,463
Futures Contracts – Liabilities	(2,035,614)	(814,118)	—	(2,849,732)
Forward Foreign Currency Exchange Contracts – Assets	—	4,867,073	—	4,867,073
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,487,291)	—	(3,487,291)
Swap Agreements – Assets	—	414,847	—	414,847
Swap Agreements – Liabilities	—	(1,124,996)	—	(1,124,996)
Written Options - Liabilities	(50,560)	—	—	(50,560)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,119,815	$382,925,026	$403,895,084	$—	$—	$16,149,757
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,900	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	46.3%
United Kingdom	14.0%
Italy	7.5%
China	5.6%
Spain	4.9%
Japan	4.7%
France	4.2%
Switzerland	3.3%
Germany	(6.0)%
Other Countries	15.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.